Annual Fund Operating Expenses - Summitry Equity Fund	Jun. 01, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2027
Summitry Equity Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.37%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.38%	[2]
Fee Waiver or Reimbursement	(0.12%)	[3]
Net Expenses (as a percentage of Assets)	1.26%

[1]	The Fund has adopted a 12b-1 Plan that permits the Fund to pay 0.25% of its average daily net assets to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated prior to May 31, 2027.
[2]	“Total Annual Fund Operating Expenses” shown in the table above differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude “Acquired Fund Fees and Expenses.”
[3]	Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursement reflects that, as of the date of this Prospectus, the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2027, so that Total Annual Fund Operating Expenses does not exceed 1.25%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Trust, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including ETFs, that have their own expenses. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date the particular expense payment occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment.